Convertible loans - Narrative (Details) $ in Thousands			3 Months Ended		6 Months Ended
	Apr. 23, 2021 USD ($)	Apr. 24, 2020 USD ($) borrowingComponent	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 04, 2021 shares	Dec. 31, 2020 USD ($)	May 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance			$ 50,000		$ 50,000
Convertible loans, derivatives, change in fair value income (expense)			2,053	$ (79,261)	23,222	$ (79,261)
Convertible loans, derivatives			49,619		49,619			$ 73,208
Convertible loans, short-term			$ 6,193		$ 6,193			3,631
Number of shares authorised (in shares) | shares							5,558,318
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		$ 115,000
Number of borrowing components | borrowingComponent		2
Borrowings, interest rate		5.95%	5.95%		5.95%
Exit fee		2.00%
Cash and cash equivalents, minimum quarterly balance		$ 50,000
Loans received			$ 40,493		$ 40,493
Facility Agreement with Deerfield Partners, L.P. | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.95%		5.95%
Implied effective interest rate					6.70%
Loans received			$ 50,348		$ 50,348
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings		65,000							$ 65,000
Convertible loans, derivatives, change in fair value income (expense)			5,512	57,450	20,780	57,450
Convertible loans, derivatives			30,449		30,449			51,229
Interest expense on borrowings					$ 4,042	2,060
Implied effective interest rate					23.00%
Loans received								38,406
Convertible loans, short-term			3,629		$ 3,629			3,631
Disbursement upon completion of IPO | Convertible loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings				868	390	868
Convertible loans, short-term			2,564		2,564
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,000
Convertible loans, derivatives, change in fair value income (expense)			1,012	$ 21,811	1,012	$ 21,811
Convertible loans, derivatives	$ 18,158		19,170		19,170
Loans received								$ 21,979
Proceeds from current borrowings	$ 49,400
Increase (decrease) in credit derivative, fair value			4,263		1,638
Disbursement upon receipt of regulatory approval for ZYNLONTA | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value income (expense)			$ 1,816		$ 1,816